Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 07, 2023	Jun. 18, 2021	Dec. 31, 2023
OpCo [Member]
Business Combination (Details) [Line Items]
Generated Expenses (in Dollars)	$ 121,883
Acquirer expenses (in Dollars)	16,021
Profits interests (in Dollars)	325		$ 325
Consideration transferred (in Dollars)	651		651
Deferred tax liabilities (in Dollars)	71,426		71,426
Cash net of certain expenses (in Dollars)	661,623
Purchase consideration transferred (in Dollars)	$ 1,786,259		$ 1,786,259
OpCo [Member] | Public Warrant [Member]
Business Combination (Details) [Line Items]
warrant shares	8,624,974
Exercisable warrant shares	8,624,974
Share price per share (in Dollars per share)	$ 11.5
Warrant price per share (in Dollars per share)	$ 0.01
warrant expiry term	5 years
OpCo [Member] | Private Warrant [Member]
Business Combination (Details) [Line Items]
warrant shares	10,900,000
Exercisable warrant shares	10,900,000
Share price per share (in Dollars per share)	$ 11.5
warrant expiry term	5 years
Common Class B [Member] | OpCo [Member]
Business Combination (Details) [Line Items]
Converted shares	136,073,365
Vested and unvested shares	1,119,198
Common Class A [Member] | OpCo [Member]
Business Combination (Details) [Line Items]
Converted shares	136,073,365
Vested and unvested shares	1,119,198
Common Class A [Member] | Share Price Equals Or Exceeds Eighteen U.S. Dollars [Member] | OpCo [Member] | Public Warrant [Member]
Business Combination (Details) [Line Items]
Price per share (in Dollars per share)	$ 18
Common Class A [Member] | Share Price Equals Or Exceeds Ten U.S. Dollars [Member] | OpCo [Member] | Public Warrant [Member]
Business Combination (Details) [Line Items]
Price per share (in Dollars per share)	10
Common Class A [Member] | Share Price Is Below Eighteen U.S. Dollars [Member] | OpCo [Member] | Public Warrant [Member]
Business Combination (Details) [Line Items]
Price per share (in Dollars per share)	$ 18
IPO [Member] | RONI [Member]
Business Combination (Details) [Line Items]
Gross Proceeds (in Dollars)		$ 345,000
IPO [Member] | Common Class A [Member] | OpCo [Member]
Business Combination (Details) [Line Items]
Shares issued	67,352,271